FORM N-CSR

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/09

Date of reporting period:                            12/31/09





































                                      -i-



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                                 ANNUAL REPORT

                               DECEMBER 31, 2009


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.




To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $9.05 and ended 2009 AT $10.18. The Fund's total return for this period increased 12.49%. 2009 was a better year for the Fund. But our performance was below average when compared to the major indexes. This was due to the Fund's higher cash balance and our negative view of current economic, political and social conditions in the U.S. The following table may be helpful in comparing the Fund's performance with other indexes.

  The Fund & Other Indexes       2009 Performance       Year-To-Date (Loss)
  ------------------------                              -------------------
   NorthQuest Capital Fund                                    12.49 %
   D.J.I.A.                                                   18.82 %
   NASDAQ                                                     43.89 %
   S&P 500                                                    23.45 %
   S&P 500 with reinvested dividends                          26.46 %

4th Quarter Performance
   NorthQuest sold entire positions in Exelon Corp. (EXC), Cisco Systems (CSCO), and 3M Company (MMM). These companies were sold because their profits are grow-ing at a much slower rate. No purchases were made in 2009.

Defend in 2010
   The Fund will remain on the defensive in 2010. The outlook is uncertain for many reasons. First, will the U.S. Congress continue to tax, spend, and re-strict trade with other nations. Second, will the Federal Reserve and the U.S. Treasury continue to bailout the American economy by expanding the U.S. money supply and deflating the value of the U.S dollar. Third, will the Obama Admin-istration continue to cut military spending, diminish intelligence gathering operations and reduce our military responsibilities to defend national security interests. And finally, will the November elections result in electing public officials who will cut taxes, reduce spending, and adhere to the Constitution. As the new year unfolds the Fund will adjust accordingly. The most likely econ-omic scenario will be stagflation, rising prices with little or no growth in the economy. In this situation the Fund will invest in companies that benefit from or are less vulnerable to inflation, unpredictable demand, and rising interest rates. Gradually our cash position will be reduced.
   The Fund remains steadfast to long-term investing principles, American capi-talism and freedom. I have confidence in America. Our values and traditions will be upheld. 2010 will be the year when ordinary citizens in mass take action to reverse current government policies. Common sense and the truth will prevail.
   You will find enclosed information and commentary about the Fund's holdings, year-end financial statements, and the Auditor's opinion stated in the Report of Independent Registered Public Accounting Firm. Please do not hesitate to call or write me any comments or questions that you may have about this report. Thank you again for your trust, confidence and investments.

Sincerely,

/s/ Peter J. Lencki
       President





                                       1



(page)
PERFORMANCE ILLUSTRATION                           December 31, 2009 (Unaudited)

     The line graph below assumes an initial $10,000 investment in the NorthQuest Capital Fund on 01/15/02 and the subsequent value of the account on 12/31/09, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distribu-tions or on the sale of Fund shares.
                                             Line Graph Symbol
                                             -----------------
     NorthQuest Capital Fund                       "NQ"
     S&P 500 Index with dividends reinvested       "SP"

    Inception  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended  Yr Ended
     1/15/02   12/31/02  12/31/03  12/31/04  12/31/05  12/31/06  12/31/07
    ---------  --------  --------  --------  --------  --------  --------
NQ   $10,000    $ 9,190   $10,960   $11,930   $11,770   $13,350   $12,857
SP   $10,000    $ 7,790   $10,026   $11,117   $11,662   $13,504   $14,245

               12 Months
    Yr Ended     Ended
    12/31/08    6/30/09
    --------   --------
NQ   $ 9,067   $10,199
SP   $ 8,974   $11,349

                 Line Graph Performance from 1/15/02 to 12/31/09
                                   . . NQ . .
                                   - - SP - -
  $15,000 I
          I
  $14,000 I                                       / SP
          I                                   SP/     \
  $13,000 I                                 . NQ  . NQ |
          I                               .  /     .   |
  $12,000 I                      .NQ .  NQ /        .  |
          I                    .        SP           . |
  $11,000 I                 NQ    SP   /              . \       SP
          I                .      /                    . \     /
  $10,000 I   SPNQ       .  SP /                        . \   /.NQ
          I   \   .    .    /                            . \ /.
  $ 9,000 I     \   . NQ  /                              NQSP
          I       \     /
  $ 8,000 I         \ SP
          I
  $ 7,000 I
              01/15 12/31 12/31 12/31 12/31 12/31 12/31 12/31 12/31
              2002  2002  2003  2004  2005  2006  2007  2008  2009

     Another measure of performance is the Fund's Average Annual Return for the past 1 year, 5 year and since inception (1/15/02) compared with the S&P 500 Index with dividends reinvested.
                                             Average Annual Return (Loss)
                                                                   Since
                                            1 Year     5 Year    Inception
                                                                 (1/15/02)
                                           --------   --------   ----------
  NorthQuest Capital Fund                   12.49%     (3.08%)      0.25%
  S&P 500 Index with dividends reinvested   26.46%      0.41%       1.62%
                                       2



(page)
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity hold-ings as of 12/31/09. It should be noted that Fund investment transactions are based on many factors (including long-term analysis).

                                                                        Year To
 Common                  Stock                                          Date %
 Stock                   Symbol        Industry        Valuation        Change
--------                --------   ----------------   -----------      --------

Amgen Inc.                AMGN          BioTech       Undervalued        -2.0%
Products & Services: Drug manufacturer involved in cancer, arthritis, & anemia ailments.
Sales:   Down        Debt/Amt:  Up/Reasonable
Profits: Up          Cash Flow: Down


Donaldson Co.             DCI          Machinery      Overvalued         26.4%
Products & Services: Manufactures filters for computers, heavy duty trucks &
                     industrial gas turbines.
Sales:    Down       Debt/Amt:  Up/Reasonable
Profits:  Down       Cash Flow: Down


Emerson Electric Co.      EMR      Electric Equip.    Overvalued         16.4%
Products & Services: Manufactures electrical components, appliances, and tools in many industries.
Sales:   Down        Debt/Amt:  Up/Reasonable
Profits: Down        Cash Flow: Down


Fiserv Inc.               FISV      Computer serv.    Undervalued        33.3%
Products & Services: Conducts administrative and data processing for financial companies.
Sales:   Down        Debt/Amt:  Down/High
Profits: Up          Cash Flow: Up


General Dynamics          GD            Defense       Undervalued        18.4%
Products & Services: Manufactures private jet aircraft, military vehicles, munitions, & hi-tech systems.
Sales:   Up          Debt/Amt:  Steady/Low
Profits: Steady      Cash Flow: Up


Medtronic Inc.            MDT      Medical devices    Undervalued        40.0%
Products & Services: Makes devices for cardiac, spinal, bladder, inner ear &
                     diabetic ailments.
Sales:   Up          Debt/Amt:  Down/Reasonable
Profits: Up          Cash Flow: Up


Parker Hannifin           PH         Diversified      Undervalued        26.7%
Products & Services:
Sales:   Down        Debt/Amt:  Down/Reasonable
Profits: Down        Cash Flow: Down

(page)
NORTHQUEST CAPITAL FUND, INC.
General Corporate Information and Update on Companies in Fund's Investment Portfolio (continued)

These comments are not recommendations to buy or sell these common stocks but to give our shareholders a short-term snapshot or perspective of Fund equity holdings as of 12/31/09. It should be noted that Fund investment transactions are based on many factors (including long-term analysis).

                                                                        Year To
 Common                  Stock                                          Date %
 Stock                   Symbol        Industry        Valuation        Change
--------                --------   ----------------   -----------      --------

Reliance Steel &          RS            Steel         Overvalued        116.8%
        Aluminum
Products & Services: Producer of metal products used in many industries
                     (globally).
Sales:   Down        Debt/Amt:  Down/Reasonable
Profits: Down        Cash Flow: Down


Stryker Corp.             SYK      Medical devices    Undervalued        26.1%
Products & Services: Manufactures power instruments for surgery; strechers &
                     bed; hip & knee implants
Sales:   Down        Debt/Amt:  No debt
Profits: Up          Cash Flow: Up


Symantec Corp.            SYMC      Computer serv.    Undervalued        32.3%
Products & Services: Develops, markets, and supports software to resist computer viruses and hackers.
Sales:   Down        Debt/Amt:  Down/Reasonable
Profits: Down        Cash Flow: Down


U.S. Bancorp              USB          Banking        Overvalued        -10.3%
Products & Services: USB has nearly 2800 bank offices in 24 states in the U.S.
Income:  Up          Return on assets:  Down
Profits: Down        Loan loss reserve: Up


United Technologies
           Corp.          UTX        Diversified     Fairly valued       29.5%
Products & Services: Makes aircraft engines, elevators, helicopters, electronic controls, and fire/security systems.
Sales:   Down        Debt/Amt:  Down/Reasonable
Profits: Down        Cash Flow: Down


Exxon Mobil               XOM         Petroleum      Overvalued         -14.6%
Products & Services: Explores, extracts, and refines oil/natural gas worldwide.
                     Also has chemical business.
Sales:   Down        Debt/Amt:  Up/Very low
Profits: Down        Cash Flow: Down

(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                               December 31, 2009
                               -----------------
                                  (Unaudited)
                        *
        Top Ten Holdings                                Asset  Allocation
       (% of Nets Assets)                               (% of Net Assets)
       ------------------                               -----------------

General Dynamics Corp.     9.63%                  Biotechnology           5.86%

Amgen Inc.                 5.86%                  Chemicals               4.81%

Fiserv Inc.                5.70%                  Defense                 9.63%

Parker Hannifin Corp.      5.58%                  Diversified            10.48%

Stryker Corp.              5.45%                  Electrical              2.81%

United Technologies Corp.  4.90%                  Financial               2.65%

Exxon Mobil Corporation    4.81%                  Machinery               4.00%

Reliance Steel & Alumium   4.48%                  Medical                 9.18%

Donaldson Co.              4.00%                  Steel                   4.47%

Medtronic Inc.             3.73%                  Technology              9.16%
                           -----
                          54.14%                  Other Assets
                          ======                  less liabilities, Net  36.95%
                                                                         ------
                                                                        100.00%
                                                                        =======






* Portfolio holdings are subject to change and are not recommendations of individual stocks.

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                               December 31, 2009
                               -----------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009 to December 31, 2009.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value          July 1, 2009 to
                    July 1, 2009      December 31, 2009       December 31, 2009
                  ---------------     -----------------       -----------------

Actual               $1,000.00           $1,145.11                  $ 9.68
Hypothetical
(5% return
before expenses)     $1,000.00           $1,016.18                  $ 9.10

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 184 days/365 days [number of days in most recent fiscal half-year/365 (to reflect the one-half year period).

(page)                   NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                               December 31, 2009
                               -----------------


                                                                    Fair
COMMON STOCKS - 63.05%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Biotechnology Industry - 5.86%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   124,454
                                                   ----------    ----------


Computer Hardware & Software - 9.16%
------------------------------------
Fiserv Inc. *                            2,500       109,333       121,200
Symantec Corp. *                         4,100        39,478        73,349
                                                   ----------    ----------
                                                     148,811       194,549
                                                   ----------    ----------


Defense Industry - 9.63%
------------------------
General Dynamics Corp.                   3,000       100,926       204,510
                                                   ----------    ----------


Electrical Products/Equipment - 2.81%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        59,640
                                                   ----------    ----------


Financial Services - 2.65%
--------------------------
U.S. Bancorp                             2,500        74,356        56,275
                                                   ----------    ----------


Diversified Industrials - 10.48%
-------------------------------
Parker Hannifin Corp.                    2,200       154,608       118,536
United Technologies Corp.                1,500        67,597       104,115
                                                   ----------    ----------
                                                     222,205       222,651
                                                   ----------    ----------


Machinery Industry - 4.00%
--------------------------
Donaldson Co.                            2,000        43,375        85,080
                                                   ----------    ----------


   The accompanying notes are an integral part of these financial statements.
                                       7



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                               December 31, 2009
                               -----------------


                                                                    Fair
COMMON STOCKS - 63.05%                  Shares         Cost         Value
----------------------                  ------         ----         -----


Medical Supplies Industry - 9.18%
-------------------------
Medtronic Inc.                           1,800   $    89,689   $    79,164
Stryker Corp.                            2,300        72,730       115,851
                                                   ----------    ----------
                                                     162,419       195,015
                                                   ----------    ----------


Petroleum & Chemical Industry - 4.81%
-------------------------------------
Exxon Mobil Corporation                  1,500        98,847       102,285
                                                   ----------    ----------


Steel Industry - 4.47%
----------------------
Reliance Steel & Aluminum                 2,200       77,197        95,084
                                                   ----------    ----------


TOTAL COMMON STOCKS                              $ 1,108,862     1,339,543
                                                   ----------    ----------


OTHER ASSETS LESS LIABILITIES - 36.95%                             785,175
                                                                 ----------


NET ASSETS - 100.00%                                           $ 2,124,718
                                                                 ==========






* Non-income producing during the period.









  The accompanying notes are an integral part of these financial statements.
                                       8



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                               December 31, 2009
                               -----------------

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

       Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

       Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset and liability, either direct-ly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

       Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market partici-pant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of inputs used as of December 31, 2009 in valuing the Fund's investments carried at value:

    Investment in Securities      Level 1      Level 2      Level 3      Total
                               -----------  -----------  -----------  ----------

     Common Stocks             $1,339,543   $    -       $    -       $1,339,543
     Short-Term Investments             0        -            -                0
                               -----------  -----------  -----------  ----------

                               $1,339,543   $    -       $            $1,339,543
                               ===========  ===========  ===========  ==========


















  The accompaning notes are an integral part of these financial statements.
                                       9



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                               December 31, 2009
                               -----------------




Assets

Investments in securities at fair value (cost $1,108,862)         $ 1,339,543
Cash                                                                    3,871
Cash, interest bearing                                                780,595
Dividends and interest receivable                                         709
                                                                   -----------

          Total Assets                                              2,124,718
                                                                   -----------

Liabilities

Accrued expenses                                                         -
                                                                   -----------


Net Assets                                                        $ 2,124,718
                                                                   ===========




Composition of Net Assets:
  Common stock, at $.001 par value                                $       209
  Paid-in capital                                                   2,091,450
  Accumulated net realized loss on investments                       (197,622)
  Net unrealized appreciation of securities                           230,681
                                                                   -----------

Net Assets (equivalent of $10.18 per share based on
208,718 shares outstanding) (Note 4)                              $ 2,124,718
                                                                   ===========













   The accompanying notes are an integral part of these financial statements.

                                       10



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                      For the year ended December 31, 2009
                      ------------------------------------





Investment Income
  Dividends                                                    $ 26,508
  Interest                                                          345
                                                               ---------

          Total Income                                           26,853
                                                               ---------

Expenses
  Investment advisory fee (Note 2)                               18,819
  Audit                                                           8,850
  Bank fees                                                         149
  Insurance                                                         928
  Office expense                                                    323
  Telephone                                                       1,164
  Postage and printing                                            1,240
  Registration and fees                                           2,338
  Taxes                                                             570
                                                               ---------

          Total Expenses                                         34,381
  Less, expenses reimbursed by Advisor (Note 2)                    (697)
                                                               ---------

          Net Expensses                                          33,684
                                                               ---------

Net Investment Loss                                              (6,831)
                                                               ---------


Realized and Unrealized Gain (Loss) from Investments

    Net realized loss on investments                           (117,612)
    Net unrealized appreciation on investments                  362,046
                                                               ---------

Net realized and unrealized gain from investments               244,434
                                                               ---------

Net increase in net assets resulting from operations          $ 237,603
                                                               =========





   The accompanying notes are an integral part of these financial statements.
                                       11



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statements of Changes in Net Assets
                      -----------------------------------
                For the years ended December 31, 2008 and 2009
                ----------------------------------------------





                                                          2009          2008
                                                      ------------  ------------
Increase (decrease) in net assets from operations

Net investment income (loss)                           $   (6,831)   $    2,433
Net realized loss from investments                       (117,612)      (80,006)
Unrealized appreciation (depreciation) from
      investments                                         362,046      (679,581)
                                                         ---------     ---------

Net increase (decrease) in net assets
      resulting from operations                           237,603      (757,154)

Distribution to shareholders from net
      investment income                                      -           (2,433)

Capital share transactions (Note 4)                        44,429        83,533
                                                        ----------     ---------

     Increase (decrease) in net assets                    282,032      (676,054)


Net Assets
     Beginning of year                                  1.842,686     2,518,740
                                                        ----------    ----------

     End of year (includes $0 and $0 of                $2,124,718    $1,842,686
     undistributed net investment income,               ==========    ==========
     respectively)


















    The accompanying notes are an integral part of these financial statements.
                                       12



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------
                        For the years ended December 31,
                        --------------------------------


                                      2009     2008     2007     2006     2005
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $ 9.05   $12.85   $13.35   $11.77   $11.93
--------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Income (Loss) (1)      (0.03)    0.01     0.01      -      (0.03)
Net Realized and Unrealized Gain
           (Loss) on Investments       1.16    (3.80)   (0.50)    1.58    (0.13)
                                      ------    -----    -----    -----    -----
Total from Investment Operations       1.13    (3.79)   (0.49)    1.58    (0.16)
--------------------------------------------------------------------------------

Less Distributions                      -      (0.01)   (0.01)     -        -
--------------------------------------------------------------------------------

Net Asset Value, End of Period       $10.18   $ 9.05   $12.85   $13.35   $11.77
--------------------------------------------------------------------------------

Total Return (2)                     12.49%  -29.48%   -3.69%   13.42%   -1.34%
--------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net Assets, end of Period (000's)    $ 2,125  $ 1,843  $ 2,519  $ 2,490  $ 2,064

Ratio of Expenses, after reim-
bursement to Average Net Assets        1.79%    1.79%    1.79%    1.82%    1.88%

Ratio of Expenses, before reim-
bursement to Average Net Assets        1.83%    1.79%    1.79%    1.82%    1.88%

Ratio of Net Investment Income
   (Loss) to Average Net Assets
            after reimbursement       -0.36%    0.11%      -        -     -0.31%

Ratio of Net Investment Income
   (Loss) to Average Net Assets
           before reimbursement       -0.40%      -        -        -        -

Portfolio Turnover Rate                0.00%   22.38%    0.00%    1.67%    0.00%
--------------------------------------------------------------------------------


1 Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period

2   Total return assumes reinvestment of dividends


    The accompanying notes are an integral part of these financial statements.
                                       13



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                               December 31, 2009
                               -----------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

   Codification: The Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No.168). The "FASB Accounting Standards Codification TM" and the Hierarchy of Generally Accepted Accounting Principles ("GAAP") ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification TM ("Codification" or "ASC") as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under the authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification super-cedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

   Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions of Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to up-date the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a re-sult, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of December
   31. 2009.

   The following are a summary of the significant accounting policies followed by the Fund:

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

                                       14



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                               December 31, 2009
                               -----------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are ac-counted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not invest in derivative instruments during the year ended December 31, 2009.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax postion will be sus-tained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, man-agement's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as ap-plicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains or losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Reclassification: In accordance with the determination and disclosure re-quirements of investment companies, the Fund has recorded a reclassification in the capital account. As of December 31, 2009, the Fund recorded a per-manent book/tax difference of $6,831 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

   Estimates: The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets
                                       15



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                               December 31, 2009
                               -----------------


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   from operations during the reporting period. Actual results could differ from those estimates. Management has evaluated subsequent events through January 29, 2010, the date the financial statements were issued.


2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net assets of the Fund and are payable monthly. The investment advisory fee paid to to the Advisor for the year ended December 31, 2009 was $18,819. The Advisor has agreed to decrease the investment advisory fee or, if neces-sary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 1.79%. For the year ended December 31, 2009 the Advisor reimbursed the Fund $697. The Advisor has agreed to pay all IRA custodial fees which amounted to $853 as of December 31, 2009.

   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.


3. INVESTMENT TRANSACTIONS

   For the year ended December 31, 2009, purchases and sales of investment se-curities other than short-term investments aggregated $0 and $629,170, respectively.


4. CAPITAL SHARE TRANSACTIONS

   As of December 31, 2009, there were 500,000,000 shares of $.001 par value capital stock authorized. Total capital stock and paid-in capital as of December 31, 2009 amounted to $2,091,659.

                                  December 31, 2009         December 31, 2008
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                   10,987    $  93,800       11,514    $ 126,685
   Shares issued in
    Reinvestment of dividends       -           -             273        2,431
   Shares redeemed              ( 5,819)    ( 49,371)     ( 4,182)    ( 45,583)
                                --------    ---------     --------    ---------
   Net increase (decrease)        5,168    $  44,429        7,605    $  83,533
                                ========    =========     ========    =========

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (continued)
                   -----------------------------------------
                               December 31, 2009
                               -----------------


5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:
                                            2009            2008
                                           ------          ------
           Net investment income          $   -           $ 2,433

   As of December 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

    Undistributed ordinary income                           $        -

    Capital loss carryforwards expiring: 12/31/2012+                (5)
                                         12/31/2016            (80,005)
                                         12/31/2017           (117,612)
                                                            -----------
                                                            $ (197,622)
                                                            ===========

    Gross unrealized appreciation on investment securities $ 297,747 Gross unrealized depreciation on investment securities (67,066)
                                                            -----------
    Net unrealized appreciation on investment securities    $  230,681
                                                            ===========
    Tax cost of investment securities                       $1,108,862

(page)


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and
Board of Directors of the
NorthQuest Capital Fund, Inc.

   We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of invest-ments, as of December 31, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirma-tion of securities owned as of December 31, 2009, by correspondence with the custodian and brokers. An audit also includes assessing the accounting princi-ples used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits pro-vide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2009, the results of its oper-ations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Abington, Pennsylvania                              Sanville & Company
January 29, 2010

(page)
BOARD OF DIRECTORS INFORMATION                                 December 31, 2009
NorthQuest Capital Fund, Inc.


The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.


INDEPENDENT DIRECTORS
Independent directors received no compensation for the year ended December 31, 2009.
                                                                   Other Public
                              Term/Time   Principal Occupation     Company
Name & Age         Position    on Bd.     During Last 5 Years      Directorships
----------         --------  -----------  ---------------------    -------------
Robert S. Keesser    Lead    1 Year &      Dist. Sales Manager        None
Age 48             Director  served since  Genuine Parts Co.
                             Fund's        Atlanta, GA
                             inception

John G. Padovano   Director  1 Year &      President                  None
Age 61                       served since  Rand Direct, Inc.
                             Fund's        Edison, NJ
                             inception

Michael W.         Director  1 Year &      Financial Analyst          None
     Sommerhalter            served since  Bank of America
Age 23                       04/2009       Charlotte, NC


INTERESTED DIRECTOR
Peter J. Lencki    Director  1 Year &      Portfolio Manager          None
Age 55             President served since  NorthQuest Capital Fund
                   Treasurer Fund's
                             inception

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter Lencki is president/owner in the Fund's Investment Adviser.


BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT
The Board renewed the advisory contract with Emerald Research Corp. (ERC) on July 24, 2009 (effective August 10, 2009 to August 10, 2010) for the following reasons.

1. ERC continues to run the Fund's compliance program at no additional cost.
2. ERC will continue to reimburse the Fund if Fund expenses were greater than 1.79%.
3. The annual advisory fee of 1% was fair and reasonable when compared to fees paid by other funds. ERC's financial condition was reviewed by the Board and found to be satisfactory. The Board believes the advisory contract meets its "profitability" benchmarks with regard to ERC's advisory fee.
4. The Directors reviewed the nature, quality, and scope of services which ERC provides to the Fund. These services include portfolio management (research and analysis), compliance matters and transfer agent duties.

(page)
PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).













































                                      18a



(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701







This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive (Peter Lencki), chief financial officer (Peter Lencki), and accounting officers or persons per-forming similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets of $2.1 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is John Townsend of Sanville & Company. Mr. Townsend conducts the various Fund audits and continues to indicate satisfaction with the Fund's internal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its accounting procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president and chief financial officer of the Fund. He handles all financial matters of the Fund and has provided the internal con-trol procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous basis. Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Auditors have re-viewed the Internal Control exercised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. EX99Q409.CER
      A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR.

                                      iv



(page)


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  01/31/10



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date: 01/31/10



   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003


















                                       v